UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21333

        Nuveen Preferred and Convertible Income Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nuveen Preferred and Convertible Income Fund 2 (JQC) Portfolio of Investments (Unaudited) September 30, 2005

						Market
Shares	Description(1)					Value

	COMMON STOCKS - 0.2% (0.2% of Total Investments)
	Software - 0.2%
172,555	Computer Associates International Inc.					$4,798,755

	Total Common Stocks (cost $5,081,308)					4,798,755

				Ratings*
						Market
Shares	Description(1)	Coupon		Moody's	S&P	Value

	$25 PAR (or similar ) SECURITIES - 50.9% (34.8% of Total Investments)
	Automobiles - 0.0%
3,000	DaimlerChrysler AG (CORTS)	7.875%		A3	BBB	75,510
2,200	DaimlerChrysler Corp. (PPLUS)	7.250%		A3	BBB	55,440

	Capital Markets - 4.3%
113,300	Bear Stearns Capital Trust III	7.800%		A2	BBB	2,917,475
27,000	BNY Capital Trust IV, Series E	6.875%		A1	A-	684,720
306,984	BNY Capital Trust V, Series F	5.950%		A1	A-	7,613,203
205,500	Compass Capital Trust III	7.350%		A3	BBB-	5,260,800
31,600	CSFB USA, Series 2002-10 (SATURNS)	7.000%		Aa3	A+	825,076
49,000	First Union Capital II, Series II (CORTS)	7.500%		A1	A-	1,254,400
22,600	First Union Institutional Capital II (CORTS)	8.200%		A1	A-	633,591
18,800	First Union Institutional Capital II, Series III (CORTS)	7.500%		A1	A-	473,854
12,300	Goldman Sachs Group Incorporated, Series 2003-06 (SATURNS)	6.000%		Aa3	A+	300,120
2,300	Goldman Sachs Group Incorporated, Series 2004-04 (SATURNS)	6.000%		A1	A-	56,925
198,350	Lehman Brothers Holdings Inc., Series C (a)	5.940%		N/R	BBB+	9,897,665
96,800	Lehman Brothers Holdings Inc., Series D (a)	5.670%		A3	BBB+	4,956,160
425,000	Lehman Brothers Holdings Inc., Series F (a)	6.500%		A3	BBB+	11,173,250
247,500	Merrill Lynch Capital Trust	7.000%		A1	A-	6,407,775
71,500	Merrill Lynch Capital Trust II	8.000%		A1	A-	1,880,450
47,800	Merrill Lynch Preferred Capital Trust	7.750%		A1	A-	1,235,152
188,800	Merrill Lynch Preferred Capital Trust IV	7.120%		A1	A-	4,946,560
283,400	Merrill Lynch Preferred Capital Trust V	7.280%		A1	A-	7,453,420
117,780	Morgan Stanley (PPLUS)	7.050%		Aa3	A+	3,010,457
211,850	Morgan Stanley Capital Trust II	7.250%		A1	A-	5,436,071
203,200	Morgan Stanley Capital Trust III	6.250%		A1	A-	5,088,128
137,900	Morgan Stanley Capital Trust IV	6.250%		A1	A-	3,440,605
13,400	UBS Preferred Funding Trust III	7.250%		A1	AA-	343,576
48,000	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)	7.650%		Baa1	BBB	1,239,840

	Commercial Banks - 11.0%
301,600	Abbey National plc	7.375%		A2	A-	7,859,696
53,700	Abbey National plc, Series B	7.250%		A1	A-	1,376,868
36,000	Abbey National plc, Series B	7.375%		A2	A	961,200
863,770	ABN AMRO Capital Fund Trust V	5.900%		A2	A	21,110,539
79,779	ABN AMRO Capital Fund Trust VI	6.250%		A2	A	2,020,004
17,021	ABN AMRO Capital Trust Fund VII	6.080%		A2	A	424,334
114,100	ASBC Capital I	7.625%		Baa1	BBB-	2,978,010
203,410	BAC Capital Trust I	7.000%		Aa3	A	5,213,398
560,200	BAC Capital Trust II	7.000%		Aa3	A	14,464,364
163,900	BAC Capital Trust III	7.000%		Aa3	A	4,241,732
1,010,000	Banco Santander	6.410%		A2	BBB+	26,058,000
71,750	Banco Totta & Acores Finance, Series A	8.875%		A3	N/R	1,847,563
1,700	BancorpSouth Capital Trust I	8.150%		Baa2	BB+	44,200
20,400	BancWest Capital I	9.500%		A3	A-	517,140
13,400	Banesto Holdings, Series A, 144A	10.500%		A2	N/R	405,769
167,700	Bank One Capital Trust VI	7.200%		A1	A-	4,340,076
52,800	BankNorth Capital Trust II	8.000%		A3	BB+	1,378,080
13,800	BBVA Preferred Capital Ltd., Series B	7.750%		A1	A-	352,866
145,400	Chittenden Capital Trust I	8.000%		Baa1	BB+	3,853,100
146,500	Cobank ABC, 144A (a)	7.000%		N/R	N/R	7,565,993
110,200	Comerica Capital Trust I	7.600%		A3	BBB+	2,806,794
17,400	Fleet Capital Trust II (CORTS)	8.000%		Aa3	A	451,878
512,200	Fleet Capital Trust VII	7.200%		Aa3	A	13,061,100
430,300	Fleet Capital Trust VIII	7.200%		Aa3	A	11,037,195
62,400	HSBC Finance Corporation	6.875%		A1	A	1,633,008
36,000	KeyCorp (PCARS)	7.500%		A3	N/R	940,320
105,400	KeyCorp Capital Trust V	5.875%		A3	BBB	2,599,164
29,600	KeyCorp, Series 2001-7 (CORTS)	7.750%		A3	BBB	762,052
34,500	KeyCorp, Series B (CORTS)	8.250%		A3	BBB	891,825
86,100	National Commerce Capital Trust II	7.700%		A1	A-	2,220,519
63,900	National Westminster Bank plc, Series A	7.875%		Aa2	A+	1,667,151
21,700	ONB Capital Trust II	8.000%		Baa2	BB+	568,974
54,200	PNC Capital Trust	6.125%		A3	BBB	1,349,038
26,000	Regions Finance Trust I	8.000%		A2	BBB+	659,360
270,700	Royal Bank of Scotland Group plc, Series L	5.750%		A1	A	6,550,940
124,740	Royal Bank of Scotland Group plc, Series N	6.350%		A1	A	3,169,643
156,100	SunTrust Capital Trust IV	7.125%		A1	A-	3,999,282
109,100	SunTrust Capital Trust V	7.050%		A1	A-	2,786,414
664,800	USB Capital Trust III	7.750%		Aa3	A-	17,065,416
337,800	USB Capital Trust IV	7.350%		Aa3	A-	8,732,130
298,600	USB Capital Trust V	7.250%		Aa3	A-	7,679,992
39,100	VNB Capital Trust I	7.750%		Baa1	BBB	1,009,171
40,000	Wells Fargo Capital Trust IV	7.000%		Aa2	A	1,023,600
480,300	Wells Fargo Capital Trust V	7.000%		Aa2	A	12,238,044
112,800	Wells Fargo Capital Trust VI	6.950%		Aa2	A-	2,886,552
236,550	Wells Fargo Capital Trust VII	5.850%		Aa2	A	5,819,130
117,800	Zions Capital Trust B	8.000%		Baa1	BBB-	3,127,590

	Computers & Peripherals - 0.1%
17,000	IBM Inc. (CORTS)	7.125%		A1	A+	437,240
28,200	IBM Inc., Series 2001-1 (SATURNS)	7.125%		A1	A+	727,842
12,700	IBM Trust II (CORTS)	7.125%		A1	A+	327,406
5,500	IBM Trust III (CORTS)	7.200%		A1	A+	142,670
18,600	IBM Trust IV (CORTS)	7.000%		A1	A+	488,994

	Consumer Finance - 0.7%
40,900	Household Capital Trust VI	8.250%		A2	BBB+	1,046,631
98,900	Household Capital Trust VII	7.500%		A2	BBB+	2,551,620
18,500	SLM Corporation	6.000%		A2	A	457,320
174,000	SLM Corporation, Series A (a)	6.970%		Baa1	BBB+	9,430,800

	Diversified Financial Services - 5.4%
27,700	CIT Group Incorporated (CORTS)	7.750%		A3	BBB+	739,313
236,500	CIT Group Incorporated, Series A (a)	6.350%		Baa1	BBB+	6,000,005
268,800	Citigroup Capital Trust IX	6.000%		Aa2	A	6,720,000
193,600	Citigroup Capital Trust VII	7.125%		Aa2	A	4,948,416
1,083,622	Citigroup Capital Trust VIII	6.950%		Aa2	A	27,523,999
24,000	Citigroup Inc., Series H (a)	6.231%		Aa3	N/R	1,254,000
3,200	Citigroup, Series CIT (CORTS)	6.750%		A3	BBB+	81,664
56,100	General Electric Capital Corporation	5.875%		N/R	AAA	1,408,110
40,100	General Electric Capital Corporation	6.625%		Aaa	AAA	1,030,570
1,900	General Electric Capital Corporation (CORTS)	6.000%		Aaa	AAA	47,500
755,475	ING Group NV	7.050%		N/R	A	19,566,803
584,220	ING Group NV	7.200%		A2	A	15,253,984
43,200	JPM Capital Trust (CORTS)	7.200%		A2	A-	1,103,760
9,900	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)	7.850%		A1	A-	253,044
71,965	JPMorgan Chase & Company (PCARS)	7.125%		A2	A-	1,852,379
22,000	JPMorgan Chase Capital Trust IX, Series I	7.500%		A1	A-	564,740
712,420	JPMorgan Chase Capital Trust X	7.000%		A1	N/R	18,316,318
32,200	JPMorgan Chase Capital Trust XVI	6.350%		A1	A-	809,508
73,600	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%		A1	A-	1,895,568

	Diversified Telecommunication Services - 0.6%
37,900	BellSouth Capital Funding (CORTS)	7.100%		A1	A	969,103
26,200	BellSouth Corporation (CORTS)	7.000%		Aa3	A	673,340
49,400	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%		A2	A	1,265,134
32,200	BellSouth Inc. (CORTS)	7.000%		A2	A	840,420
71,000	BellSouth Telecommunications (PPLUS)	7.300%		Aa3	A	1,838,190
60,600	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)	7.875%		A3	A-	1,574,085
59,500	SBC Communications Inc.	7.000%		A2	A	1,507,730
27,300	Verizon Communications (CORTS)	7.625%		A2	A+	723,587
48,100	Verizon Communications (CORTS)	7.375%		A2	A+	1,279,460
50,700	Verizon New England Inc., Series B	7.000%		A2	N/R	1,306,539
30,300	Verizon South Inc., Series F	7.000%		A2	A+	772,953

	Electric Utilities - 0.8%
5,000	Consolidated Edison Company	7.250%		A2	A-	128,350
16,300	Consolidated Edison Company of New York Inc.	7.500%		A1	A	415,161
21,100	DTE Energy Trust I	7.800%		Baa3	BB+	555,985
27,400	Entergy Louisiana Inc.	7.600%		Baa1	A-	696,508
7,300	Entergy Mississippi Inc.	7.250%		Baa2	A-	187,245
3,000	Georgia Power Capital Trust V	7.125%		A3	BBB+	77,280
130,000	Interstate Power and Light Company (a)	7.100%		Baa3	BBB-	3,542,500
11,300	Mississippi Power Capital Trust II	7.200%		A2	BBB+	290,467
4,500	National Rural Utilities Cooperative Finance Corporation	7.600%		A3	BBB+	114,750
41,200	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	BBB+	1,027,528
138,200	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	BBB+	3,374,844
33,600	Northern States Power Company	8.000%		A3	BBB-	879,648
33,100	Southern Company Capital Trust I (CORTS)	7.375%		Baa1	BBB+	846,698
14,700	Southern Company Capital Trust I (CORTS)	8.190%		Baa1	BBB+	398,885
13,100	Southern Company Capital Trust VI	7.125%		Baa1	BBB+	337,587
3,400	Tennessee Valley Authority, Series A	3.490%		Aaa	AAA	85,340
122,500	Virginia Power Capital Trust	7.375%		Baa1	BBB-	3,199,700

	Food Products - 0.4%
75,000	Dairy Farmers of America Inc., 144A (a)	7.875%		Ba1	BBB-	7,771,875

	Gas Utilities - 0.1%
75,300	AGL Capital Trust II	8.000%		Baa2	BBB	1,923,915

	Health Care Providers & Services - 0.7%
587,500	Aetna Incorporated	8.500%		Baa1	BBB+	15,163,375

	Industrial Conglomerates - 0.0%
4,600	General Electric Company (CORTS)	6.800%		Aaa	AAA	119,416

	Insurance - 11.4%
155,500	ACE Capital Trust I, Series 1999	8.875%		Baa1	BBB-	3,979,245
1,127,233	Ace Ltd., Series C	7.800%		Baa2	BBB-	29,702,590
1,398,400	Aegon NV	6.375%		A3	A-	35,645,216
6,100	Allstate Corporation (PCARS)	7.150%		A2	A-	155,001
1,100	AMBAC Financial Group Inc.	7.000%		Aa2	AA	28,072
89,800	AMBAC Financial Group Inc.	5.950%		Aa2	AA	2,194,712
675,701	Delphi Financial Group Inc.	8.000%		Baa3	BBB	17,912,834
196,956	EverestRe Capital Trust II	6.200%		Baa1	BBB	4,587,105
94,500	EverestRe Group Limited	7.850%		Baa1	BBB	2,461,725
12,600	Financial Security Assurance Holdings	6.875%		Aa2	AA	321,804
285,600	Hartford Capital Trust III, Series C	7.450%		Baa1	BBB	7,274,232
45,700	Hartford Life Capital Trust II, Series B	7.625%		Baa1	BBB	1,171,291
56,500	Lincoln National Capital Trust V, Series E	7.650%		Baa1	BBB	1,453,745
1,404,000	Lincoln National Capital Trust VI	6.750%		Baa1	BBB	36,124,920
827,600	MetLife Inc., Series B (a)	6.500%		Baa1	BBB	20,979,660
82,700	PartnerRe Limited	7.900%		A3	BBB+	2,114,639
903,702	PartnerRe Limited, Series C	6.750%		Baa1	BBB+	22,655,809
80,400	PLC Capital Trust III	7.500%		Baa1	BBB+	2,067,888
67,900	PLC Capital Trust IV	7.250%		Baa1	BBB+	1,762,005
15,800	PLC Capital Trust V	6.125%		Baa1	BBB+	389,470
38,800	Prudential plc	6.750%		Baa1	A	998,712
115,800	RenaissanceRe Holdings Ltd., Series A	8.100%		Baa2	BBB+	2,929,740
124,700	RenaissanceRe Holdings Ltd., Series B	7.300%		Baa2	BBB+	3,149,922
3,400	RenaissanceRe Holdings Ltd., Series C	6.080%		Baa2	BBB+	76,330
25,400	Safeco Capital Trust I (CORTS)	8.700%		Baa2	BBB-	658,876
21,900	Safeco Capital Trust I (CORTS)	8.750%		Baa2	BBB-	648,569
21,600	Safeco Capital Trust I, Series 2001-4 (CORTS)	8.750%		Baa2	BBB-	554,256
46,900	Safeco Capital Trust III (CORTS)	8.072%		Baa2	BBB-	1,225,966
16,800	Safeco Capital Trust IV (CORTS)	8.375%		Baa2	BBB-	447,048
38,700	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%		Baa2	BBB-	1,024,776
39,500	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%		Baa2	BBB-	1,038,850
61,600	Torchmark Capital Trust I	7.750%		Baa1	A-	1,601,600
119,400	W.R. Berkley Capital Trust, Series 2002-1, (CBTCS)	8.125%		Baa3	BBB-	1,256,685
683,400	W.R. Berkley Corporation	6.750%		Baa3	BBB-	16,845,810
68,800	XL Capital Ltd, Series A	8.000%		Baa1	BBB+	1,795,680
103,900	XL Capital Ltd, Series B	7.625%		Baa1	BBB+	2,670,230

	Media - 0.1%
52,700	Viacom Inc.	7.300%		A3	BBB+	1,332,256

	Multi-Utilities - 0.2%
52,400	Dominion CNG Capital Trust I	7.800%		Baa1	BBB-	1,360,828
30,700	Dominion Resources Capital Trust II	8.400%		Baa2	BBB-	786,534
85,700	Energy East Capital Trust I	8.250%		Baa3	BBB-	2,219,630

	Oil, Gas & Consumable Fuels - 0.9%
685,000	Nexen Inc.	7.350%		Baa3	BB+	17,953,850

	Pharmaceuticals - 0.1%
50,000	Bristol Myers Squibb Company (CORTS)	6.250%		A1	A+	1,273,000

	Real Estate - 11.3%
250,264	AMB Property Corporation, Series L	6.500%		Baa2	BBB-	6,331,679
77,100	AvalonBay Communities, Inc., Series H	8.700%		Baa2	BBB	2,141,838
220,400	BRE Properties, Series B	8.080%		Baa3	BBB-	5,735,910
111,466	BRE Properties, Series D	6.750%		Baa3	BBB-	2,786,650
670,964	CarrAmerica Realty Corporation, Series E	7.500%		Baa3	BBB-	17,357,839
104,100	Developers Diversified Realty Corporation, Series G	8.000%		Ba1	BBB-	2,698,272
1,264,845	Developers Diversified Realty Corporation, Series H	7.375%		Ba1	BBB-	32,127,063
124,800	Duke Realty Corporation, Series L	6.600%		Baa2	BBB	3,127,488
98,000	Duke-Weeks Realty Corporation	6.625%		Baa2	BBB	2,453,920
25,000	Duke-Weeks Realty Corporation, Series B	7.990%		Baa2	BBB	1,268,750
5,400	Duke-Weeks Realty Corporation, Series I	8.450%		Baa2	BBB	136,404
192,100	Equity Office Properties Trust, Series G	7.750%		Baa3	BBB	5,065,677
3,200	Equity Residential Properties Trust, Series C	9.125%		Baa2	BBB	82,656
15,400	Equity Residential Properties Trust, Series D	8.600%		Baa2	BBB	411,180
348,622	Equity Residential Properties Trust, Series N	6.480%		Baa2	BBB	8,677,202
140,000	Federal Realty Investment Trust	8.500%		Baa3	BBB-	3,645,600
10,400	First Industrial Realty Trust Inc., Series C	8.625%		Baa3	BBB-	278,668
426,229	HRPT Properties Trust, Series A	9.875%		Baa3	BBB-	10,962,610
458,800	HRPT Properties Trust, Series B	8.750%		Baa3	BBB-	12,162,788
99,800	New Plan Excel Realty Trust, Series E	7.625%		N/R	BBB-	2,654,680
3,997	Prologis Trust, Series C	8.540%		Baa2	BBB	234,074
96,275	Prologis Trust, Series G	6.750%		Baa2	BBB	2,429,018
299,600	PS Business Parks Inc.	7.000%		Ba1	BBB-	7,445,060
700	PS Business Parks Inc., Series K	7.950%		Ba1	BBB-	18,340
243,000	PS Business Parks Inc., Series L	7.600%		Ba1	BBB-	6,211,080
149,000	Public Storage, Inc., Series E	6.750%		Baa2	BBB+	3,754,800
31,400	Public Storage, Inc., Series Q	8.600%		Baa2	BBB+	793,164
150,550	Public Storage, Inc., Series R	8.000%		Baa2	BBB+	3,848,058
55,860	Public Storage, Inc., Series S	7.875%		Baa2	BBB+	1,435,043
45,000	Public Storage, Inc., Series T	7.625%		Baa2	BBB+	1,153,800
174,000	Public Storage, Inc., Series U	7.625%		Baa2	BBB+	4,517,040
31,500	Public Storage, Inc., Series V	7.500%		Baa2	BBB+	820,575
166,100	Regency Centers Corporation	7.450%		Baa3	BBB-	4,252,160
20,500	Simon Property Group, Inc., Series F	8.750%		Baa2	BBB-	529,105
20,650	Simon Property Group, Inc., Series G	7.890%		Baa2	BBB	1,081,028
30,000	Vornado Realty Trust, Series E	7.000%		Baa3	BBB-	762,300
165,000	Vornado Realty Trust, Series G	6.625%		Baa3	BBB-	3,999,600
183,000	Vornado Realty Trust, Series H	6.750%		Baa3	BBB-	4,483,500
71,276	Vornado Realty Trust, Series I	6.625%		Baa3	BBB-	1,716,326
1,987,734	Wachovia Preferred Funding Corporation	7.250%		A2	BBB+	56,054,099
130,100	Weingarten Realty Trust, Series E	6.950%		Baa1	A-	3,357,881

	Specialty Retail - 0.0%
28,100	Sherwin Williams Company, Series III (CORTS)	7.250%		A2	A	729,476

	Thrifts & Mortgage Finance - 1.0%
80,600	Countrywide Capital Trust II, Series II (CORTS)	8.000%		Baa1	BBB+	2,110,108
69,800	Countrywide Capital Trust III (PPLUS)	8.050%		Baa1	BBB+	1,875,177
666,900	Countrywide Capital Trust IV	6.750%		Baa1	BBB+	16,945,929

	U.S. Agency - 1.0%
15,600	Fannie Mae (a)	0.000%		Aa3	AA-	858,975
6,700	Fannie Mae (a)	4.750%		Aa3	AA-	264,201
23,100	Fannie Mae (a)	5.125%		Aa3	AA-	978,285
44,300	Fannie Mae (a)	5.560%		Aa3	AA-	2,223,860
30,000	Fannie Mae (a)	5.810%		Aa3	AA-	1,455,000
8,100	Fannie Mae (a)	5.100%		Aa3	AA-	345,010
61,800	Federal Home Loan Mortgage Corporation (a)	6.000%		Aa3	AA-	3,114,720
108,000	Federal Home Loan Mortgage Corporation (a)	6.140%		Aa3	N/R	5,416,200
48,300	Federal Home Loan Mortgage Corporation (a)	5.100%		Aa3	AA-	2,126,166
34,700	Federal Home Loan Mortgage Corporation (a)	5.000%		Aa3	AA-	1,474,750
40,000	Federal Home Loan Mortgage Corporation (a)	5.100%		Aa3	AA-	1,751,252
23,000	Federal Home Loan Mortgage Corporation (a)	5.300%		Aa3	AA-	1,019,907

	Wireless Telecommunication Services - 0.8%
28,000	AT&T Wireless Services Equity, Series 2002-B (SATURNS)	9.250%		Baa2	A	750,400
58,700	AT&T Wireless, Series 2002-7 (CORTS)	8.000%		Baa2	A	1,520,330
117,300	Telephone and Data Systems Inc.	7.600%		Baa2	A-	2,997,015
50,600	United States Cellular Corporation	8.750%		Baa2	A-	1,398,078
343,500	United States Cellular Corporation	7.500%		Baa2	A-	9,034,050

	Total $25 Par (or similar) Securities (cost $1,035,900,369)					1,031,500,164

	CONVERTIBLE PREFERRED SECURITIES - 13.5% (9.3% of Total Investments)
	Automobiles - 0.6%
327,225	Ford Motor Company Capital Trust II	6.500%		Ba2	B+	11,927,351

	Capital Markets - 0.6%
29,725	State Street Corporation	6.750%		N/R	BB+	6,402,765
115,725	Washington Mutual Inc., Unit 1 Trust	5.375%		Baa1	BBB	6,030,430

	Chemicals - 0.6%
179,435	Celanese Corporation	4.250%		N/R	N/R	4,737,084
152,195	Huntsman Corporation	5.000%		N/R	N/R	6,768,112

	Commercial Banks - 1.9%
12,090,000	Fortis Insurance NV, 144A	7.750%		A1	A+	13,571,025
130,500	HSBC Finance Corporation	8.875%		A1	A	5,115,600
273,600	National Australia Bank Limited	7.875%		N/R	N/R	11,217,600
217,375	Sovereign Capital Trust IV, Convertible Security	4.375%		Ba1	BB	9,646,016

	Construction Materials - 0.4%
161,900	TXI Capital Trust I	6.500%		B2	B-	8,904,500

	Electric Utilities - 1.2%
260,000	Centerpoint Energy Inc.	2.000%		Ba1	BBB-	9,154,340
154,500	FPL Group Inc.	8.000%		N/R	A-	10,992,675
76,430	PNM Resources Inc.	6.750%		Baa3	N/R	3,980,474

	Gas Utilities - 0.1%
30,150	Southern Union Company, Series B	5.750%		Baa3	N/R	2,372,956

	Health Care Equipment & Supplies - 0.3%
124,000	Baxter International Inc.	7.000%		Baa1	N/R	7,068,000

	Health Care Providers & Services - 0.4%
109,300	Omnicare Capital Trust II, Series B	4.000%		Ba3	BB	7,978,900

	Household Durables - 0.4%
187,325	Newell Financial Trust I	5.250%		Baa3	BBB-	8,265,716

	Insurance - 2.8%
543,600	Genworth Financial Inc.	6.000%		A2	A	19,515,240
570,475	MetLife Inc., Convertible, Series B	6.375%		N/R	BBB+	16,013,233
167,000	Reinsurance Group of America Inc.	5.750%		Baa2	BBB	9,832,125
147,000	The Chubb Corporation	7.000%		N/R	A	4,805,430
340,650	XL Capital Ltd	6.500%		A2	A	7,777,040

	Media - 0.4%
137,000	Emmis Communications Corporation, Series A	6.250%		Caa1	CCC+	5,956,075
70,350	Interpublic Group Companies Inc., Series A	5.375%		N/R	N/R	3,021,533

	Multi-Utilities - 1.1%
181,625	Dominion Resources Inc.	8.750%		Baa1	BBB+	10,325,381
151,300	Public Service Enterprise Group	10.250%		Baa3	BBB-	12,255,300

	Oil, Gas & Consumable Fuels - 1.4%
34,725	Amerada Hess Corporation	7.000%		Ba3	BB	4,066,298
91,900	Chesapeake Energy Corporation	4.500%		N/R	B+	10,258,338
1,375	Chesapeake Energy Corporation, 144A	4.125%		N/R	N/R	3,161,984
222,100	Teekay Shipping Corporation	7.250%		N/R	BB-	10,938,425

	Pharmaceuticals - 0.6%
217,875	Schering-Plough Corporation	6.000%		Baa3	BBB	11,815,361

	Thrifts & Mortgage Finance - 0.7%
111	Fannie Mae	5.375%		Aa3	AA-	10,195,337
140,000	PMI Group Inc.	5.875%		A1	A	3,469,200

	Total Convertible Preferred Securities (cost $255,823,616)					277,539,844

				Ratings*
Principal
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CONVERTIBLE BONDS - 32.2% (22.0% of Total Investments)
	Aerospace & Defense - 0.9%
3,860	AAR Corporation, 144A	2.875%	2/01/24	B2	BB-	4,072,300
4,900	EDO Corporation, Convertible Subordinate Note	5.250%	4/15/07	N/R	N/R	5,040,875
9,450	L-3 Communications Corporation, 144A	3.000%	8/01/35	Ba3	BB+	9,709,875

	Airlines - 0.2%
3,735	Continental Airlines Inc.	5.000%	6/15/23	Caa2	CCC+	2,581,819
1,045	JetBlue Airways Corporation	3.750%	3/15/35	B2	B	986,219

	Automobiles - 0.1%
1,025	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	B2	B-	1,301,750

	Biotechnology - 1.7%
11,800	Amgen Inc.	0.000%	3/01/32	A2	A+	9,395,750
5,000	Cephalon Inc.	0.000%	6/15/33	N/R	B-	4,668,750
1,780	CV Therapeutics Inc.	2.750%	5/16/12	N/R	N/R	2,876,925
2,250	CV Therapeutics Inc.	3.250%	8/16/13	N/R	N/R	2,680,313
12,400	Genzyme Corporation	1.250%	12/01/23	N/R	BBB	14,275,500

	Commercial Banks - 0.2%
4,000	U.S. Bancorp, 144A	2.110%	8/21/35	Aa2	A+	3,965,000

	Commercial Services & Supplies - 0.7%
5,500	DST Systems Inc.	4.125%	8/15/23	N/R	N/R	6,936,875
7,000	Electronic Data Systems, Convertible Senior Notes, 144A	3.875%	7/15/23	Ba1	BBB-	6,938,750

	Communications Equipment - 1.3%
9,265	JDS Uniphase Corporation	0.000%	11/15/10	N/R	N/R	7,875,250
5,595	Lucent Technologies Inc.	2.750%	6/15/23	B1	B	6,420,263
3,905	Nortel Networks Corp	4.250%	9/01/08	B3	B-	3,695,106
4,475	Powerwave Technologies Inc.	1.825%	11/15/24	N/R	N/R	5,907,000
1,700	Powerwave Technologies Inc.	1.875%	11/15/24	N/R	N/R	2,244,000

	Computers & Peripherals - 0.3%
3,840	Maxtor Corporation, 144A	2.375%	8/15/12	N/R	N/R	3,480,000
3,250	Mercury Computer Systems Inc., 144A	2.000%	5/01/24	N/R	N/R	3,420,625

	Construction & Engineering - 0.4%
8,500	Quanta Services Incorporated	4.000%	7/01/07	N/R	B	8,266,250

	Containers & Packaging - 0.4%
9,200	Sealed Air Corporation, 144A	3.000%	6/30/33	Baa3	BBB	8,889,500

	Diversified Financial Services - 0.6%
10,325	CapitalSource Inc.	3.500%	7/15/34	N/R	BBB-	9,744,219
2,650	JMH Finance Limited	4.750%	9/06/07	N/R	N/R	2,644,234

	Diversified Telecommunication Services - 0.2%
3,325	CenturyTel Inc.	4.750%	8/01/32	Baa2	BBB+	3,482,938

	Electric Utilities - 0.4%
2,630	PG&E Corporation	9.500%	6/30/10	N/R	N/R	7,774,938
1,035	Unisource Energy Corporation, Convertible Bonds, 144A	4.500%	3/01/35	N/R	N/R	1,089,338

	Electronic Equipment & Instruments - 0.8%
17,940	Roper Industries Inc.	1.481%	1/15/34	B1	BB-	9,889,425
7,020	Vishay Intertechnology Inc.	3.625%	8/01/23	B3	B+	6,774,300

	Energy Equipment & Services - 2.0%
3,495	Cal Dive International Inc.	3.250%	12/15/25	N/R	N/R	4,416,806
4,200	Diamond Offshore Drilling Inc.	1.500%	4/15/31	N/R	A-	5,544,000
8,500	Maverick Tube Corporation	4.000%	6/15/33	N/R	N/R	10,476,250
3,185	Oil States International Inc., 144A	2.375%	7/01/25	N/R	N/R	4,247,994
7,115	Pride International Inc.	3.250%	5/01/33	Ba2	BB-	8,982,688
5,550	Schlumberger Limited	2.125%	6/01/23	A1	A+	6,569,813
625	Willbros Group Inc., 144A	2.750%	3/15/24	N/R	N/R	614,063

	Health Care Equipment & Supplies - 1.6%
5,745	Advanced Medical Optics	2.500%	7/15/24	B3	B	5,630,100
8,195	Fisher Scientific International Inc.	3.250%	3/01/24	Ba3	BB+	8,358,900
18,695	Medtronic Inc.	1.250%	9/15/21	A1	AA-	18,765,106

	Health Care Providers & Services - 0.5%
4,200	Health Management Associates Inc.	1.500%	8/01/23	Baa3	BBB+	4,357,500
8,510	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	N/R	6,434,411

	Hotels, Restaurants & Leisure - 3.1%
5,505	Caesars Entertainment Inc.	3.550%	4/15/24	Baa3	BBB-	6,655,270
18,205	Carnival Corporation	1.132%	4/29/33	A3	A-	13,608,238
8,535	Hilton Hotels Corporation	3.375%	4/15/23	Baa3	BBB-	9,783,244
7,125	Kerzner International Limited, 144A	2.375%	4/15/24	B2	B	7,828,594
11,858	Royal Caribbean Cruises Limited, Senior Convertible Zero Coupon Liquid Yield Option Notes	0.000%	2/02/21	Ba1	BB+	6,225,450
8,475	Scientific Games Corporation	0.750%	12/01/24	B2	B+	9,968,719
3,385	Six Flags Inc.	4.500%	5/15/15	Caa1	CCC	4,286,256
3,875	Starwood Hotels and Resorts Worldwide Inc.	3.500%	5/16/23	Ba1	BB+	4,577,344

	Industrial Conglomerates - 0.8%
7,200	Tyco International Group SA	3.125%	1/15/23	Baa3	BBB+	9,567,000
4,650	Tyco International Group SA, Convertible Notes, 144A	3.125%	1/15/23	Ba1	BBB+	6,178,688

	Insurance - 0.4%
6,925	American Equity Investment Life Holding Company	5.250%	12/06/24	N/R	BB+	7,539,594

	Internet Software & Services - 0.6%
7,885	Open Solutions Inc., 144A	1.467%	2/02/35	N/R	N/R	4,159,338
9,000	WebMD Corporation, 144A	3.125%	9/01/25	N/R	N/R	8,763,750

	IT Services - 0.4%
7,100	Digital River Inc., 144A	1.250%	1/01/24	N/R	N/R	7,401,750

	Leisure Equipment & Products - 0.3%
575	Collegiate Pacific Inc.	5.750%	12/01/09	N/R	N/R	594,406
4,285	Eastman Kodak Company	3.375%	10/15/33	Ba3	B+	4,210,013
1,165	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	N/R	N/R	1,306,256

	Machinery - 0.3%
5,635	AGCO Corporation, Series B	1.750%	12/31/33	B1	BB-	5,994,231

	Media - 4.4%
415,000	Comcast Corporation	2.000%	10/15/29	Ba1	BBB	16,745,250
4,500	Interpublic Group Companies Inc.	4.500%	3/15/23	Ba1	B+	5,270,625
8,480	Liberty Media Corporation	0.750%	3/30/23	Ba1	BB+	9,455,200
11,000	Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	Ba1	BB+	8,580,000
26,800	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	Ba1	BB+	16,683,000
14,725	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	Ba1	BB+	14,669,781
2,395	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	N/R	N/R	2,475,831
3,300	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	N/R	N/R	3,180,375
3,500	Sirius Satellite Radio Inc.	3.250%	10/15/11	N/R	CCC	4,952,500
8,050	The Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	Baa1	A-	8,221,063

	Oil, Gas & Consumable Fuels - 1.1%
15,415	Devon Energy Corporation	4.900%	8/15/08	Baa2	BBB	19,037,525
1,720	McMoran Exploration Corporation, Notes, 144A	6.000%	7/02/08	N/R	N/R	2,541,300

	Pharmaceuticals - 2.7%
4,580	Alexion Pharmaceuticals Inc., 144A	1.375%	2/01/12	N/R	N/R	4,820,450
13,055	Allergan Inc., Convertible Senior Notes	0.000%	11/06/22	A3	A	13,838,300
1,255	Atherogenics, Inc., 144A	4.500%	9/01/08	N/R	N/R	1,559,338
4,400	Sepracor Inc.	0.000%	10/15/24	N/R	CCC+	4,493,500
3,250	Teva Pharmaceutical Finance B.V	0.375%	11/15/22	N/R	BBB	5,082,188
9,450	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	N/R	BBB	9,792,563
4,350	Valeant Pharmaceuticals International, 144A	3.000%	8/16/10	N/R	B	3,974,813
2,545	Valeant Pharmaceuticals International, 144A	4.000%	11/15/13	N/R	B	2,319,131
8,500	Wyeth, 144A	1.000%	1/15/24	Baa1	A	8,812,290

	Real Estate - 0.2%
3,625	Avatar Holdings Inc., 144A	4.500%	4/01/24	N/R	N/R	4,381,719

	Road & Rail - 0.5%
10,500	CSX Corporation	0.000%	10/30/21	Baa2	BBB	9,620,625

	Semiconductors & Semiconductor Equipment - 1.8%
8,325	Agere Systems Inc.	6.500%	12/15/09	B3	B	8,366,625
7,850	ASM International NV	4.250%	12/06/11	N/R	B-	7,329,938
5,500	ASM Lithography Holding NV	5.750%	10/15/06	B2	N/R	5,871,250
9,220	LSI Logic Corporation	4.000%	5/15/10	Ba3	B	9,773,200
4,590	Micron Technology Inc.	2.500%	2/01/10	B2	B-	5,404,725

	Software - 0.7%
7,100	Mentor Graphics Corporation, Convertible Subordinated Notes	6.875%	6/15/07	N/R	N/R	7,091,125
1,530	Sybase Inc.	1.750%	2/22/25	N/R	N/R	1,658,138
4,525	Sybase Inc., 144A	1.750%	2/22/25	N/R	N/R	4,903,969

	Specialty Retail - 1.9%
7,820	Charming Shoppes Inc.	4.750%	6/01/12	B2	BB-	9,569,725
6,130	Dick's Sporting Goods Inc.	1.606%	2/18/24	N/R	B	4,199,050
9,170	Lowes Companies Inc.	0.861%	10/19/21	A2	A+	10,419,413
5,135	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B3	B	5,051,556
11,975	The TJX Companies, Inc.	0.000%	2/13/21	Baa1	A-	9,220,750

	Wireless Telecommunication Services - 0.7%
4,755	American Tower Corporation	3.000%	8/15/12	B1	BB-	6,431,138
4,100	NII Holdings Inc., 144A	2.875%	2/01/34	N/R	N/R	6,918,750

	Total Convertible Bonds (cost $623,808,598)					652,790,578

	CORPORATE BONDS - 15.2% (10.5% of Total Investments)
	Aerospace & Defense - 0.2%
3,500	K&F Acquisition Inc.	7.750%	11/15/14	Caa1	B-	3,552,500

	Auto Components - 0.2%
1,950	Affinia Group Inc.	9.000%	11/30/14	Caa1	CCC+	1,530,750
3,000	Tenneco Auto, Inc.	10.250%	7/15/13	B2	B-	3,367,500

	Automobiles - 1.0%
5,570	Ford Motor Company, Debentures	7.700%	5/15/97	Ba1	BB+	4,038,250
17,095	Ford Motor Company, Debentures	9.980%	2/15/47	Ba1	BB+	15,513,713
1,300	Keystone Automotive Operations Inc.	9.750%	11/01/13	B3	B-	1,300,000

	Building Products - 0.2%
4,000	Jacuzzi Brands Inc.	9.625%	7/01/10	B3	B	4,260,000

	Chemicals - 0.7%
2,000	Nell AF Sarl	8.375%	8/15/15	B2	B-	1,965,000
6,500	OM Group Inc.	9.250%	12/15/11	Caa1	B-	6,646,250
3,500	Resolution Performance Products LLC	8.000%	12/15/09	B2	B+	3,622,500
3,000	Rockwood Specialties Group	7.500%	11/15/14	B3	B-	2,925,000

	Commercial Services & Supplies - 0.1%
2,000	National Mentor Inc., 144A	9.625%	12/01/12	B3	B-	2,100,000

	Communications Equipment - 0.4%
9,200	Ciena Corporation	3.750%	2/01/08	B2	B	8,452,500

	Containers & Packaging - 0.6%
2,000	Berry Plastics Corporation	10.750%	7/15/12	B3	B-	2,160,000
3,450	MDP Acquisitions plc, Senior Notes	9.625%	10/01/12	B3	B-	3,484,500
3,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B2	B	3,135,000
3,000	Owens-Illinois Inc.	7.500%	5/15/10	B3	B	3,060,000

	Diversified Telecommunication Services - 0.1%
2,000	INTELSAT Bermuda Limited, 144A	8.250%	1/15/13	B2	B+	2,022,500
750	Syniverse Technologies Inc., 144A	7.750%	8/15/13	B2	B	759,375

	Electric Utilities - 0.2%
2,000	Midwest Generation LLC	8.750%	5/01/34	B1	B	2,237,500
1,000	Sierra Pacific Resources, 144A	6.750%	8/15/17	B1	B-	1,007,500

	Energy Equipment & Services - 0.1%
2,500	Pride International Inc.	7.375%	7/15/14	Ba2	BB-	2,728,125

	Food & Staples Retailing - 0.1%
3,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B1	BB-	2,977,500

	Food Products - 0.8%
7,610	Del Monte Corporation	8.625%	12/15/12	B2	B	8,218,800
7,000	Dole Foods Company	7.875%	7/15/13	B2	B+	7,525,000
1,096	Dole Foods Company	8.625%	5/01/09	B2	B+	1,150,800

	Healthcare Providers & Services - 0.5%
3,000	Quintiles Transnational Corporation	10.000%	10/01/13	B3	B	3,390,000
700	Select Medical Corporation	7.625%	2/01/15	B3	B-	673,750
2,000	Service Corporation International	7.700%	4/15/09	Ba3	BB	2,110,000
3,000	US Oncology Inc.	10.750%	8/15/14	B3	B-	3,375,000

	Hotels, Restaurants & Leisure - 2.3%
5,190	Aztar Corporation	9.000%	8/15/11	Ba3	B+	5,540,325
2,345	Boyd Gaming Corporation	8.750%	4/15/12	B1	B+	2,538,463
4,075	Boyd Gaming Corporation	7.750%	12/15/12	B1	B+	4,304,219
3,172	Dominos Inc.	8.250%	7/01/11	B2	B-	3,346,460
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B3	B-	1,505,625
4,100	Intrawest Corporation	7.500%	10/15/13	B1	B+	4,217,875
2,000	Landry's Restaurants Inc., Series B	7.500%	12/15/14	B2	B	1,910,000
2,000	MGM Mirage, Inc.	6.750%	8/01/07	Ba2	BB	2,045,000
3,500	Park Place Entertainment	7.875%	12/15/05	Ba1	BB+	3,530,625
1,000	Park Place Entertainment	9.375%	2/15/07	Ba1	BB+	1,057,500
1,000	Park Place Entertainment	7.875%	3/15/10	Ba1	BB+	1,092,500
4,000	Penn National Gaming Inc., Senior Subordinated Notes	8.875%	3/15/10	B2	B	4,240,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	Caa1	B-	3,105,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	Caa1	B-	2,010,000
4,000	Universal City Development Partners	11.750%	4/01/10	B2	B-	4,540,000

	Household Durables - 0.5%
4,500	K. Hovnanian Enterprises Inc., Senior Subordinated Notes	8.875%	4/01/12	Ba2	B+	4,770,000
5,000	KB Home	8.625%	12/15/08	Ba2	BB-	5,339,720

	Independent Power Producers & Energy Traders - 0.1%
1,239	NRG Energy Inc., Series WI	8.000%	12/15/13	B1	B	1,325,730

	Insurance - 0.1%
2,500	Fairfax Financial Holdings Ltd	7.750%	4/26/12	Ba3	BB	2,412,500

	IT Services - 0.4%
3,000	Global Cash Access LLC	8.750%	3/15/12	Caa1	B-	3,240,000
4,750	SunGuard Data Systems Inc., 144A	9.125%	8/15/13	B3	B-	4,945,938

	Machinery - 0.3%
3,000	Terex Corporation, Senior Subordinated Notes	10.375%	4/01/11	Caa1	B	3,225,000
3,000	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	Caa1	B	3,240,000

	Media - 3.7%
6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B3	B-	6,882,750
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B3	CCC+	1,770,000
1,345	American Media Operations Inc.	8.875%	1/15/11	Caa1	CCC+	1,197,050
6,000	American Media Operations Inc., Series B	10.250%	5/01/09	Caa1	CCC+	5,865,000
3,000	Cablevision Systems Corporation	7.250%	7/15/08	B1	BB-	3,026,250
2,000	Cablevision Systems Corporation	8.125%	7/15/09	B1	BB-	2,025,000
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B1	BB-	5,062,500
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B2	B-	2,025,000
6,000	Cinemark USA Inc.	9.000%	2/01/13	B3	B-	6,225,000
1,000	Dex Media West LLC	8.500%	8/15/10	B1	B	1,062,500
2,198	Dex Media West LLC	9.875%	8/15/13	B2	B	2,437,033
3,000	Loews Cineplex Entertainment Corporation, 144A	9.000%	8/01/14	B3	CCC+	2,932,500
3,855	Mail-Well I Corporation, Senior Unsecured Note, 144A	9.625%	3/15/12	B1	B+	4,153,763
4,000	Medianews Group Inc.	6.375%	4/01/14	B2	B+	3,860,000
1,950	Panamsat Corporation	9.000%	8/15/14	B1	B+	2,067,000
7,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B2	B	7,367,500
2,000	R. H. Donnelley Finance Corp 1	10.875%	12/15/12	B2	B+	2,255,000
2,000	Sun Media Corporation	7.625%	2/15/13	Ba3	B	2,102,500
6,200	Vertis Inc.	9.750%	4/01/09	B3	CCC	6,432,500
2,000	Young Broadcasting Inc.	8.750%	1/15/14	Caa1	CCC	1,785,000
5,500	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa1	CCC	5,225,000

	Metals & Mining - 0.2%
3,000	Chaparral Steel Company, 144A	10.000%	7/15/13	B1	B	3,180,000
1,682	United States Steel Corporation	9.750%	5/15/10	Ba2	BB	1,854,405

	Multi-Utilities - 0.0%
500	Northwestern Corporation	5.875%	11/01/14	Ba1	BB+	507,619

	Oil, Gas & Consumable Fuels - 0.3%
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	Ba2	BB	2,509,150
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	Baa3	BBB-	2,150,000
1,000	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	1,047,500
1,000	Tesoro Petroleum Corporation, Senior Subordinated Notes, Series B	9.625%	11/01/08	B2	BB-	1,051,750
250	Whiting Petroleum Corporation, 144A	7.000%	2/01/14	B2	B-	254,688

	Paper & Forest Products - 0.4%
2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	Ba2	BB+	2,217,500
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	Ba2	BB+	5,550,000

	Personal Products - 0.1%
1,600	Prestige Brands Inc.	9.250%	4/15/12	B3	B-	1,648,000

	Pharmaceuticals - 0.1%
2,000	Alpharma Inc., 144A	8.625%	5/01/11	B3	B-	2,070,000

	Real Estate - 0.1%
1,000	TruStreet Properties Inc., 144A	7.500%	4/01/15	B1	B+	1,027,500
500	Ventas Realty LP, 144A	7.125%	6/01/15	Ba3	BB	520,000

	Road & Rail - 0.1%
1,000	Greenbrier Companies, Inc., 144A	8.375%	5/15/15	B1	B+	1,045,000

	Specialty Retail - 0.8%
6,000	Asbury Automotive Group Inc.	9.000%	6/15/12	B3	B	6,060,000
1,660	Movie Gallery Inc., 144A	11.000%	5/01/12	B3	CCC+	1,477,400
1,000	Quicksilver Inc., 144A	6.875%	4/15/15	B1	BB-	965,000
8,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B1	BB-	8,680,000

	Textiles, Apparel & Luxury Goods - 0.2%
4,000	Jostens IH Corporation	7.625%	10/01/12	B3	B-	4,060,000

	Trading Companies & Distributors - 0.1%
2,000	United Rentals North America Inc.	6.500%	2/15/12	B3	BB-	1,940,000

	Wireless Telecommunication Services - 0.2%
4,000	Nextel Communications, Inc., Series D	7.375%	8/01/15	Baa2	A-	4,285,828

	Total Corporate Bonds (cost $316,249,357)					312,631,979

	CAPITAL PREFERRED SECURITIES - 32.6% (22.3% of Total Investments)
	Capital Markets - 5.6%
6,273	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	6,685,782
15,000	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	A-	16,066,725
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	2,131,496
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	1,302,496
32,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	33,998,234
3,000	Compass Trust I, Series A	8.230%	1/15/27	A3	BBB-	3,196,221
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	A-	4,446,432
500	First Union Institutional Capital II	7.850%	1/01/27	A1	A-	534,684
2,000	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	A-	2,140,293
19,335	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	A-	20,659,680
9,000	State Street Institutional Capital Trust, 144A	8.035%	3/15/27	A1	A	9,696,204
12,419	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	BBB	13,384,379

	Commercial Banks - 18.0%
2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	2,051,782
8,000	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	11,174,272
43,100	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	N/R	43,293,735
12,120	Bank One Capital III	8.750%	9/01/30	A1	A-	16,411,353
1,974	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A	2,115,546
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	A	2,772,944
5,000	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	Aa3	A	5,370,860
2,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A	2,150,360
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,069,318
4,000	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	4,693,604
4,500	Barclays Bank plc, 144A	6.278%	12/15/49	Aa3	A+	4,434,750
500	Barnett Capital I	8.060%	12/01/26	Aa3	A	535,498
2,200	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	2,464,900
4,315	First Chicago NBD Institutional Capital Trust, Series B, 144A	7.750%	12/01/26	A1	N/R	4,594,733
6,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	N/R	6,402,840
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	6,165,472
11,550	First Empire Capital Trust II	8.277%	6/01/27	Baa1	BBB	12,481,577
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	4,736,370
43,150	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	A	44,420,034
4,000	HBOS Public Limited Company, 144A	6.413%	9/29/49	A1	A	3,999,148
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	15,241,800
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	21,751,128
19,605	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	23,062,420
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	BBB	4,842,868
15,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	16,003,680
17,000	Lloyds TSB Bank plc, Subordinated Note	6.900%	11/22/49	Aa2	A+	17,539,036
1,000	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	1,143,262
18,500	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	20,208,642
500	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	534,675
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,104,502
16,750	RBS Capital Trust B	6.800%	12/31/49	A1	A	17,092,789
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	N/R	2,201,274
1,202	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	1,277,484
6,200	Royal Bank of Scotland Group plc	9.118%	3/31/49	A1	A	7,214,915
4,000	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	A	4,212,428
4,472	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	N/R	4,909,013
2,250	Swedbank ForeningsSparbanken AB, 144A	9.000%	12/29/49	A2	BBB+	2,600,307
13,330	Unicredito Italiano Capital Trust, 144A	9.200%	10/05/49	A1	A	15,683,985
3,800	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	4,050,716
2,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB	2,157,161

	Diversified Financial Services - 3.0%
15,750	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	16,248,267
900	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	957,560
1,000	Citigroup Capital III	7.625%	12/01/36	Aa2	A	1,259,134
10,000	ING Capital Funding Trust III	8.439%	12/30/49	A2	A	11,521,680
2,150	JPM Capital Trust I	7.540%	1/15/27	A1	A-	2,288,606
3,000	JPM Capital Trust II	7.950%	2/01/27	A1	A-	3,225,844
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	N/R	24,711,395

	Diversified Telecommunication Services - 1.2%
19,080	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	24,935,175

	Insurance - 3.9%
987	Allstate Financing II	7.830%	12/01/45	A2	A-	1,049,434
10,000	American General Capital II	8.500%	7/01/30	Aa3	A+	13,499,220
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	A+	6,465,021
612	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	628,490
14,250	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	14,297,666
3,750	Prudential plc	6.500%	6/29/49	Baa1	A	3,782,774
13,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	14,691,848
23,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	24,646,409

	Oil, Gas & Consumable Fuels - 0.7%
12,355	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	14,003,651

	Thrifts & Mortgage Finance - 0.2%
500	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	513,802
3,365	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	3,624,882

	Total Capital Preferred Securities (cost $669,521,614)					661,764,665

Principal						Market
Amount (000)	Description(1)					Value

	REPURCHASE AGREEMENTS - 1.4% (0.9% of Total Investments)
$ 27,874	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price					27,874,271
	$27,881,588, collateralized by $14,745,000 U.S. Treasury Bonds, 8.875%,
	due 2/15/19, value $21,343,388, $4,840,000 U.S. Treasury Bonds,
	8.125%, due 8/15/19, value $6,682,225, and $315,000 U.S. Treasury Bonds,
	7.125%, due 2/15/23, value $413,241

	Total Repurchase Agreements (cost $27,874,271)					27,874,271

	Total Investments (cost $2,934,259,133) - 146.0%					2,968,900,256

	Other Assets Less Liabilities - 1.4%					29,963,677

	FundPreferred Shares, at Liquidation Value - (47.4)%					(965,000,000)

	Net Assets Applicable to Common Shares - 100%					$2,033,863,933

Interest Rate Swaps outstanding at September 30, 2005:
	Notional			Termination	Unrealized
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	Appreciation

JPMorgan	$97,000,000	3.3950%	3.5588%	7/06/06	$695,950
JPMorgan	97,000,000	3.3595	3.8300	1/23/09	3,613,880
Morgan Stanley	97,000,000	2.0250	3.8300	1/23/06	674,152
Morgan Stanley	97,000,000	3.0480	3.8300	1/23/08	3,196,867
Royal Bank of Canada	97,000,000	2.6790	3.8300	1/23/07	2,231,669

					$10,412,518

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*		Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
**		Based on LIBOR (London Interbank Offered Rate)
(a)		Security is eligible for the Dividends Received Deduction.
144	A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)		Corporate Backed Trust Certificates.
(CORTS)		Corporate Backed Trust Securities.
(PCARS)		Public Credit and Repackaged Securities.
(PPLUS)		PreferredPlus Trust.
(SATURNS)		Structured Asset Trust Unit Repackaging.
N/R		Security is not rated.

Income Tax Information

The following information is presented on an income tax basis based on information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes.

At September 30, 2005, the cost of investments was $2,964,920,391.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$91,041,386
Depreciation	(87,061,521)

Net unrealized appreciation of investments	$3,979,865

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Preferred and Convertible Income Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.